SHARE-BASED COMPENSATION (Details)	6 Months Ended
Jun. 30, 2026 $ / shares shares
Retirement Benefits [Abstract]
Number of nonvested restricted shares | shares	4,489,726
Weighted average FV per ordinary share on the grant date beginning | $ / shares	$ 2.81
Granted | shares
Granted | $ / shares
Vested | shares	(476,207)
Vested | $ / shares	$ 2.92
Number of nonvested restricted shares | shares	4,013,519
Weighted average FV per ordinary share on the grant date ending | $ / shares	$ 2.80